PENSIONS AND OTHER POST RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Schedule of defined benefit obligations and funded status

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2020	2019	2020	2019

Change in benefit obligation

Benefit obligation at beginning of year	7 708	6 730	631	557

Current service costs	272	220	15	13

Plan participants' contributions	17	16	—	—

Benefits paid	(316)	(293)	(24)	(24)

Interest costs	238	255	19	22

Foreign exchange	1	(13)	—	(1)

Settlements	5	5	—	—

Actuarial remeasurement:

Experience gain arising on plan liabilities	(26)	(11)	(6)	(2)

Actuarial loss arising from changes in demographic assumptions	50	—	12	—

Actuarial loss arising from changes in financial assumptions	733	799	43	66

Benefit obligation at end of year	8 682	7 708	690	631

Change in plan assets

Fair value of plan assets at beginning of year	6 693	5 795	—	—

Employer contributions	132	157	—	—

Plan participants' contributions	17	16	—	—

Benefits paid	(290)	(269)	—	—

Foreign exchange	(1)	(8)	—	—

Settlements	5	5	—	—

Administrative costs	(2)	(2)	—	—

Income on plan assets	203	218	—	—

Actuarial remeasurement:

Return on plan assets greater than discount rate	548	781	—	—

Fair value of plan assets at end of year	7 305	6 693	—	—

Net unfunded obligation	1 377	1 015	690	631

Schedule of defined benefit plan expenses

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2020	2019	2020	2019

Analysis of amount charged to earnings:

Current service costs	272	220	15	13

Interest costs	35	37	19	22

Defined benefit plans expense	307	257	34	35

Defined contribution plans expense	83	82	—	—

Total benefit plans expense charged to earnings	390	339	34	35

Components of defined benefit costs recognized in Other Comprehensive Income:

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2020	2019	2020	2019

Return on plan assets (excluding amounts included in net interest expense)	(548)	(781)	—	—

Experience gain arising on plan liabilities	(26)	(11)	(6)	(2)

Actuarial loss arising from changes in financial assumptions	733	799	43	66

Actuarial loss arising from changes in demographic assumptions	50	—	12	—

Actuarial loss recognized in other comprehensive income	209	7	49	64

Schedule of weighted average actuarial assumptions

	Pension Benefits		Other Post-Retirement Benefits
(%)	December 31 2020	December 31 2019	December 31 2020	December 31 2019

Discount rate	2.50	3.10	2.50	3.10

Rate of compensation increase(1)	3.00	3.00	3.00	3.00

(1)	Rate of compensation increase is 2.5% from 2021 to 2023 and 3.0% thereafter.

Schedule of changes in assumed assumptions

	Pension Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the aggregate service and interest costs	(24)	33

Effect on the benefit obligations	(1 175)	1 533

	Other Post-Retirement Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the benefit obligations	(86)	108

1% change in health care cost

Effect on the aggregate service and interest costs	1	(1)

Effect on the benefit obligations	38	(32)

Schedule of weighted average pension plan asset allocations based on market value
(%)	2020	2019

Equities, comprised of:

– Canada	11	12

– United States	19	19

– Foreign	20	19

	50	50

Fixed income, comprised of:

– Canada	38	41

Real estate, comprised of:

– Canada	12	9

Total	100	100